Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
10.	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following:
	December 31,
	2022	2021
Income and other taxes payable	$5,360	$664
Interest payable	2,444	—
Accrued professional service fees	2,317	184
Accrued legal expense	1,308	196
CEO make-whole bonus (see Note 13)	1,200	—
Lease liability, short-term	1,050	—
Employee compensation and benefits	813	320
Settlement payable to a former director	641	204
Accrued infrastructure expenses	214	—
Settlement payable of incentive units on 2016 Plan	—	1,060
Other accrued expenses	334	911
	$15,681	$3,539